Intangible assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 1,150
Balance at end of period	6,812
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	852
Balance at end of period	752
Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	284
Balance at end of period	6,053
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	14
Balance at end of period	7
Costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	1,880
Acquisitions through business combinations	5,956
Effects of foreign exchange	28
Balance at end of period	7,864
Costs | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	1,335
Acquisitions through business combinations	0
Effects of foreign exchange	20
Balance at end of period	1,355
Costs | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	502
Acquisitions through business combinations	5,956
Effects of foreign exchange	7
Balance at end of period	6,465
Costs | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	43
Acquisitions through business combinations	0
Effects of foreign exchange	1
Balance at end of period	44
Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(730)
Amortization	311
Effects of foreign exchange	(11)
Balance at end of period	(1,052)
Accumulated depreciation | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(483)
Amortization	113
Effects of foreign exchange	(7)
Balance at end of period	(603)
Accumulated depreciation | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(218)
Amortization	191
Effects of foreign exchange	(3)
Balance at end of period	(412)
Accumulated depreciation | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(29)
Amortization	7
Effects of foreign exchange	(1)
Balance at end of period	$ (37)